Other Operating Gains (Losses), Net	9 Months Ended
Sep. 30, 2025
Other Operating Gains (Losses), Net [Abstract]
OTHER OPERATING GAINS (LOSSES), NET

6. OTHER OPERATING GAINS (LOSSES), NET

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Gain (loss) on disposal of assets	$21	$(348)	$3,840	$(366)
Gain on disposal of subsidiaries	230	2,620	230	2,620
Other operating gains (losses), net	$251	$2,272	$4,070	$2,254

Gain on disposal of a subsidiary

In July 2025, Telesat completed the final tranche of the sale of Infosat to a third party. Proceeds of $1.3 million included the final instalment of the purchase price of $0.3 million, and a working capital adjustment of $1.0 million.

Cash flows associated with the disposal in the three and nine months ended September 30, 2025 was $0.2 million.